Bridge Loans and Long-Term Debt (Details) - Schedule of Maturities and Weighted Average Interest Rates - CAD ($)		12 Months Ended
		Sep. 30, 2024	Sep. 30, 2023
Schedule of Maturities and Weighted Average Interest Rates [Line Items]
Convertible loan, Final maturity	[1]		2028 years
Convertible loan, Weighted average effective interest rate	[1]		23.36%
Convertible loan, Balance	[1]	$ 40,309,902	$ 11,258,950
Credit facility, Final maturity	[2]		2026 years
Credit facility, Weighted average effective interest rate	[2]		14.12%
Credit facility, Balance	[2]	28,229,902	$ 28,747,705
Term loan, Final maturity			2030 years
Term loan, Weighted average effective interest rate			33.65%
Term loan, Balance		10,767,007	$ 7,718,928
Non-convertible bridge loan, Final maturity	[3]		2024 years
Non-convertible bridge loan, Weighted average effective interest rate	[3]		155.04%
Non-convertible bridge loan, Balance	[3]	3,059,996
Convertible bridge loan, Final maturity	[3]		2024 years
Convertible bridge loan, Weighted average effective interest rate	[3]
Convertible bridge loan, Balance	[3]	6,853,623
Total debt, Weighted average effective interest rate			27.45%
Total debt, Balance		89,220,430	$ 47,725,583
Current portion of long-term debt, Balance		9,913,619
Long-term debt, Balance		$ 79,306,811	$ 47,725,583

[1]	Convertible loan
[2]	Amendments to the Credit Facility
[3]	Bridge loans